Leases - Lessee - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Lessee Lease Description [Line Items]
Right-of-use lease assets	$ 6,443		$ 6,443		$ 7,299
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other Assets Noncurrent		Other Assets Noncurrent		Other Assets Noncurrent
Operating lease liabilities	$ 8,096		$ 8,096		$ 9,112
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Other Liabilities [Member]		Other Liabilities [Member]		Other Liabilities [Member]
Operating lease expense	$ 588	$ 578	$ 1,174	$ 1,150